Shareholder Report, Line Graph (Details) 196215_NEOS Nasdaq-100 Hedged Equity Income ETF_TF_TSR Annual {TF} - USD ($)							12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 20, 2019	Dec. 31, 2025
NEOS Nasdaq-100® Hedged Equity Income ETF
Account Value [Line Items]
Line Graph and Table Measure Name							NEOS Nasdaq-100® Hedged Equity Income ETF NAV
Accumulated Value	$ 15,535	$ 12,368	$ 9,405	$ 13,109	$ 11,980	$ 10,000	$ 17,685
NASDAQ Composite Total Return Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name							NASDAQ 100® Total Return Index
Accumulated Value	22,607	17,448	12,063	17,880	14,635	10,000	$ 27,387
NASDAQ 100 Total Return Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name							NASDAQ Composite Total Return Index
Accumulated Value	$ 25,337	$ 20,128	$ 12,975	$ 19,189	$ 15,049	$ 10,000	$ 30,665